ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - THIRD PARTIES (Tables)	12 Months Ended
Dec. 31, 2023
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - THIRD PARTIES
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2023	2022
	US$	US$
Accrued salaries and benefits	68,160	46,362
Payables for R&D expenses	75,578	83,261
Payables for marketing events	48,190	47,729
Payables for purchase of property, equipment and software	51,278	88,286
Refundable deposits from customers	27,007	3,410
Deposits from third parties(i)	19,608	4,684
VAT and other taxes payables	23,190	4,843
Payables for service fees	33,229	21,176
Bank acceptance notes and letter of credit	38,290	11,025
Refundable deposits in connection with the PIPE investments	9,699	—
Others	25,193	12,523
Total	419,422	323,299
(i)	Represents short -term deposits from third party suppliers.